Shareholder Report, Holdings (Details) - C000259932	Oct. 31, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_BYZ2QP900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_858119100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%